Lease Termination and Impairment Charges	12 Months Ended
Mar. 04, 2017
Lease Termination and Impairment Charges
Lease Termination and Impairment Charges

5. Lease Termination and Impairment Charges

Impairment Charges

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that an asset group has a carrying value that may not be recoverable. The individual operating store is the lowest level for which cash flows are identifiable. As such, the Company evaluates individual stores for recoverability of assets. To determine if a store needs to be tested for recoverability, the Company considers items such as decreases in market prices, changes in the manner in which the store is being used or physical condition, changes in legal factors or business climate, an accumulation of losses significantly in excess of budget, a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses, or an expectation that the store will be closed or sold.

The Company monitors new and recently relocated stores against operational projections and other strategic factors such as regional economics, new competitive entries and other local market considerations to determine if an impairment evaluation is required. For other stores, it performs a recoverability analysis if it has experienced current-period and historical cash flow losses.

In performing the recoverability test, the Company compares the expected future cash flows of a store to the carrying amount of its assets. Significant judgment is used to estimate future cash flows. Major assumptions that contribute to its future cash flow projections include expected sales, gross profit, and distribution expenses; expected costs such as payroll, occupancy costs and advertising expenses; and estimates for other significant selling, and general and administrative expenses. Many long-term macro-economic and industry factors are considered, both quantitatively and qualitatively, in the future cash flow assumptions. In addition to current and expected economic conditions such as inflation, interest and unemployment rates that affect customer shopping patterns, the Company considers that it operates in a highly competitive industry which includes the actions of other national and regional drugstore chains, independently owned drugstores, supermarkets, mass merchandisers, dollar stores and internet pharmacies. Additionally, the Company takes into consideration that certain operating stores are executing specific improvement plans which are monitored quarterly to recoup recent capital investments, such as an acquisition of an independent pharmacy, which it has made to respond to specific competitive or local market conditions, or have specific programs tailored towards a specific geography or market.

The Company recorded impairment charges of $22,631 in fiscal 2017, $9,273 in fiscal 2016 and $9,697 in fiscal 2015. The Company’s methodology for recording impairment charges has been consistently applied in the periods presented.

At March 4, 2017, $1.316 billion of the Company’s long-lived assets, including intangible assets, were associated with 2,604 active operating stores.

If an operating store’s estimated future undiscounted cash flows are not sufficient to cover its carrying value, its carrying value is reduced to fair value which is its estimated future discounted cash flows. The discount rate is commensurate with the risks associated with the recovery of a similar asset.

An impairment charge is recorded in the period that the store does not meet its original return on investment and/or has an operating loss for the last two years and its projected cash flows do not exceed its current asset carrying value. The amount of the impairment charge is the entire difference between the current asset carrying value and the estimated fair value of the assets using discounted future cash flows. Most stores are fully impaired in the period that the impairment charge is originally recorded.

The Company recorded impairment charges for active stores of $20,623 in fiscal 2017, $8,242 in fiscal 2016 and $7,386 in fiscal 2015.

The Company reviews key performance results for active stores on a quarterly basis and approves certain stores for closure. Impairment for closed stores, if any (many stores are closed on lease expiration), are recorded in the quarter the closure decision is approved. Closure decisions are made on an individual store or regional basis considering all of the macro-economic, industry and other factors, in addition to, the active store’s individual operating results. The Company recorded impairment charges for closed facilities of $2,008 in fiscal 2017, $1,031 in fiscal 2016 and $2,311 in fiscal 2015.

The following table summarizes the impairment charges and number of locations, segregated by closed facilities and active stores that have been recorded in fiscal 2017, 2016 and 2015:

	Year Ended
	March 4, 2017		February 27, 2016		February 28, 2015
(in thousands, except number of stores)	Number	Charge	Number	Charge	Number	Charge
Active stores:
Stores previously impaired(1)	174	$5,022	161	$4,582	179	$3,481
New, relocated and remodeled stores(2)	22	13,232	1	778	2	1,108
Remaining stores not meeting the recoverability test(3)	17	2,369	14	2,882	9	2,797

Total impairment charges—active stores	213	20,623	176	8,242	190	7,386
Total impairment charges—closed facilities	53	2,008	27	1,031	35	2,311

Total impairment charges—all locations	266	$22,631	203	$9,273	225	$9,697

(1)

These charges are related to stores that were impaired for the first time in prior periods. Most active stores, requiring an impairment charge, are fully impaired in the first period that they do not meet their asset recoverability test. However, we do often make capital additions to certain stores to improve their operating results or to meet geographical competition, which if later are deemed to be unrecoverable, will be impaired in future periods. Of this total, 173, 160 and 178 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired. Also included in these charges are an insignificant number of stores, which were only partially impaired in prior years based on our analysis that supported a reduced net book value greater than zero, but now require additional charges.

(2)

These charges are related to new stores (open at least three years) and relocated stores (relocated in the last two years) and significant strategic remodels (remodeled in the last year) that did not meet their recoverability test during the current period. These stores have not met their original return on investment projections and have a historical loss of at least two years. Their future cash flow projections do not recover their current carrying value. Of this total, 18, 1 and 1 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired.

(3)

These charges are related to the remaining active stores that did not meet the recoverability test during the current period. These stores have a historical loss of at least two years. Their future cash flow projections do not recover their current carrying value. Of this total, 16, 13 and 9 stores for fiscal years 2017, 2016 and 2015 respectively have been fully impaired.

The primary drivers of its impairment charges are each store’s current and historical operating performance and the assumptions that the Company makes about each store’s operating performance in future periods. Projected cash flows are updated based on the next year’s operating budget which includes the qualitative factors noted above. The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•Level 1—Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•Level 2—Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•Level 3—Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Long-lived non-financial assets are measured at fair value on a nonrecurring basis for purposes of calculating impairment using Level 2 and Level 3 inputs as defined in the fair value hierarchy. The fair value of long-lived assets using Level 2 inputs is determined by evaluating the current economic conditions in the geographic area for similar use assets. The fair value of long-lived assets using Level 3 inputs is determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest (which is Level 1). The Company estimates future cash flows based on its experience and knowledge of the market in which the store is located. Significant increases or decreases in actual cash flows may result in valuation changes.

The table below sets forth by level within the fair value hierarchy the long-lived assets as of the impairment measurement date for which an impairment assessment was performed and total losses as of March 4, 2017 and February 27, 2016:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Values as of Impairment Date	Total Charges March 4, 2017
Long-lived assets held and used	$—	$511	$8,866	$9,377	$(22,560)
Long-lived assets held for sale	—	1,260	—	1,260	(71)

Total	$—	$1,771	$8,866	$10,637	$(22,631)

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Values as of Impairment Date	Total Charges February 27, 2016
Long-lived assets held and used	$—	$—	$8,300	$8,300	$(8,726)
Long-lived assets held for sale	—	3,283	189	3,472	(547)

Total	$—	$3,283	$8,489	$11,772	$(9,273)

The above assets reflected in the caption Long-lived assets held for sale are separate and apart from the Assets to be Sold and due to their immateriality, have not been reclassified to assets held for sale.

Lease Termination Charges

Charges to close a store, which principally consist of continuing lease obligations, are recorded at the time the store is closed and all inventory is liquidated, pursuant to the guidance set forth in ASC 420, “Exit or Disposal Cost Obligations.” The Company calculates the liability for closed stores on a store-by-store basis. The calculation includes the discounted effect of future minimum lease payments and related ancillary costs, from the date of closure to the end of the remaining lease term, net of estimated cost recoveries that may be achieved through subletting or favorable lease terminations. The Company evaluates these assumptions each quarter and adjusts the liability accordingly.

In fiscal 2017, 2016 and 2015, the Company recorded lease termination charges of $23,147, $31,204 and $27,507, respectively. These charges related to changes in future assumptions, interest accretion and provisions for 17 stores in fiscal 2017, 23 stores in fiscal 2016, and 10 stores in fiscal 2015.

As part of its ongoing business activities, the Company assesses stores and distribution centers for potential closure. Decisions to close or relocate stores or distribution centers in future periods would result in lease termination charges for lease exit costs and liquidation of inventory, as well as impairment of assets at these locations. The following table reflects the closed store and distribution center charges that relate to new closures, changes in assumptions and interest accretion:

	Year Ended
	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)
Balance—beginning of year	$208,421	$241,047	$284,270
Provision for present value of noncancellable lease payments of closed stores	6,503	9,709	1,661
Changes in assumptions about future sublease income, terminations and change in interest rates	2,633	5,655	7,560
Interest accretion	14,186	16,463	18,988
Cash payments, net of sublease income	(66,605)	(64,453)	(71,432)

Balance—end of year	$165,138	$208,421	$241,047

The Company’s revenues and income before income taxes for fiscal 2017, 2016, and 2015 included results from stores that have been closed or are approved for closure as of March 4, 2017. The revenue, operating expenses and income before income taxes of these stores for the periods are presented as follows:

	Year Ended
	March 4, 2017	February 27, 2016	February 28, 2015
Revenues	$132,790	$143,339	$193,757
Operating expenses	151,978	159,967	212,753
Gain from sale of assets	(1,364)	(5,607)	(5,529)
Other expenses	2,544	1,676	2,889
Loss before income taxes	(20,368)	(12,697)	(16,356)
Included in these stores’ loss before income taxes are:
Depreciation and amortization	1,166	1,162	1,650
Inventory liquidation charges	346	295	222

The above results are not necessarily indicative of the impact that these closures will have on revenues and operating results of the Company in the future, as the Company often transfers the business of a closed store to another Company store, thereby retaining a portion of these revenues and operating expenses.